Loans Receivable From Independent Contractors (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Independent Contractor Operations [Line Items]
Independent contractors with sublicenses	66
Maximum exposure to loss from arrangements with independent contractors	$ 1.3	$ 1.1
Percentage of labor sales	40.00%
Minimum [Member]
Independent Contractor Operations [Line Items]
Terms of the loans to independent contractors	2 months 15 days
Interest rates on loans	0.00%
Maximum [Member]
Independent Contractor Operations [Line Items]
Terms of the loans to independent contractors	5 years 4 months 24 days
Interest rates on loans	8.00%